Derivative Instruments - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Effective portion	$ 696	$ 0	$ 6
Effective Portion		0	(52)
Ineffective Portion	(1,050)	$ 0	(59)
Interest Expense [Member]
Derivative [Line Items]
Effective portion	696
Ineffective Portion	$ (1,050)
Vessel operating expenses [Member]
Derivative [Line Items]
Effective portion			6
Effective Portion			0
Ineffective Portion			0
General and administrative expenses [Member]
Derivative [Line Items]
Effective portion			0
Effective Portion			(52)
Ineffective Portion			$ (59)